Parent Only Financial Information	12 Months Ended
Mar. 31, 2015
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Parent Only Financial Information

Note 15 - Parent Only Financial Information

The following are the condensed financial statements for Clifton Bancorp Inc. (Parent company only) at March 31, 2015 and 2014 and for the years ended March 31, 2015, 2014 and 2013.

STATEMENTS OF CONDITION

	March 31,
	2015	2014
	(In Thousands)
ASSETS
Cash and due from banks	$56,416	$173,587
Interest bearing deposits in other bank	17,052	—
Cash and Cash Equivalents	73,468	173,587

Securities available for sale, at fair value	16,342	—
Securities held to maturity, at cost	18,726	920
Loans receivable from Bank	13,338	4,231
Investment in subsidiary	245,954	169,758
Interest receivable	249	45
Other assets	72	63
Total Assets	$368,149	$348,604
LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	$148	$122
Stock subscription deposits	—	154,345
Stockholders' equity	368,001	194,137
Total Liabilities and Stockholders' Equity	$368,149	$348,604

Note 15 - Parent Only Financial Information (Continued)

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Years Ended March 31,
	2015	2014	2013
	(In Thousands)
Income:
Dividends from subsidiary	$8,000	$5,000	$—
Interest on loans	490	193	223
Interest on securities	303	43	101
Interest on other interest-earning assets	52	—	—
Total Income	8,845	5,236	324
Non-interest expenses	704	650	592
Income (Loss) before Income Taxes and Equity in Undistributed Earnings of Subsidiary	8,141	4,586	(268)
Income tax expense (benefit)	33	(139)	(90)
Income (Loss) before Equity in Undistributed Earnings of Subsidiary	8,108	4,725	(178)
Equity in undistributed earnings of subsidiary	446	1,740	6,788
Net Income	8,554	6,465	6,610
Other comprehensive loss	(166)	(127)	(807)
Comprehensive Income	$8,388	$6,338	$5,803

Note 15 - Parent Only Financial Information (Continued)

STATEMENTS OF CASH FLOW

	Years Ended March 31,
	2015	2014	2013
	(In Thousands)
Cash Flows From Operating Activities
Net income	$8,554	$6,465	$6,610
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Net amortization (accretion) of premiums and discounts	98	(1)	(1)
(Increase) decrease in interest receivable	(204)	9	46
(Increase) decrease in other assets	(92)	(6)	30
Increase in other liabilities	61	14	4
Deferred compensation obligation under Rabbi Trust	—	19	19
Equity in undistributed earnings of subsidiary	(446)	(1,740)	(6,788)
Net Cash Provided by (Used In) Operating Activities	7,971	4,760	(80)
Cash Flows From Investing Activities
Proceeds from calls, maturities and repayments of:
Securities available for sale	986	—	—
Securities held to maturity	14,205	455	8,992
Purchases of:
Securities available for sale	(17,231)	—	—
Securities held to maturity	(32,089)	—	—
Repayment of loans receivable from Bank	1,129	782	751
Repayment of loan receivable from Clifton MHC	—	—	500
Cash dividends paid on unallocated ESOP shares used to repay loans receivable from Bank	(329)	(77)	(149)
Additional investment in Clifton Savings Bank	(83,666)	—	—
Net Cash (Used In) Provided by Investing Activities	(116,995)	1,160	10,094
Cash Flows From Financing Activities
Net proceeds from stock offering	8,867	—	—
Dividends paid	(7,632)	(4,647)	(6,153)
Stock subscription deposits received	—	154,345	—
Purchase of treasury stock	—	(15)	(27)
Funding restricted stock awards	23	—	—
Purchase of forfeited restricted stock awards	(14)	—	—
Repurchase of restricted stock awards	(11)	(5)	—
Exercise of stock options	7,672	3,705	299
Net Cash Provided by (Used in) Financing Activities	8,905	153,383	(5,881)
Net (Decrease) Increase in Cash and Cash Equivalents	(100,119)	159,303	4,133
Cash and Cash Equivalents - Beginning	173,587	14,284	10,151
Cash and Cash Equivalents - Ending	$73,468	$173,587	$14,284